Earnings Per Common Share and Stockholders' Equity (Stockholders' Equity) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 10, 2020	Nov. 21, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Proceeds from issuance of preferred stock, net			$ 0	$ 0	$ 290,260
Dividends paid on preferred stock			$ 43,675	$ 43,675	33,515
Preferred Stock, Series B
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	12,000		12,000	12,000
Preferred stock dividend rate, percentage	6.625%
Preferred stock, par value (dollars per share)	$ 1.00		$ 1	$ 1
Preferred stock, liquidation preference, per share (in dollars per share)	$ 25,000
Proceeds from issuance of preferred stock, net	$ 290,300
Dividends paid on preferred stock			$ 19,900	$ 19,900	9,000
Preferred Stock, Series A
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)		16,000	16,000	16,000
Preferred stock dividend rate, percentage		5.95%
Preferred stock, par value (dollars per share)		$ 1.00	$ 1	$ 1
Preferred stock, liquidation preference, per share (in dollars per share)		$ 25,000
Proceeds from issuance of preferred stock, net		$ 388,900
Dividends paid on preferred stock			$ 23,800	$ 23,800	$ 24,500